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                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2
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1.  Name and address of issuer:
                               The Riverfront Funds, Inc.
                               3435 Stelzer Road
                               Columbus, Ohio 43219
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2.  Name of each series or class of funds for which this notice is filed:

       The Riverfront Funds, Inc. (U.S. Government Securities Money Market Fund, U.S. Government Income Fund, Income Equity Fund, Ohio Tax Free Bond Fund, Flexibile Growth Fund, Stock Appreciation Fund)

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3.  Investment Company Act File Number:              811-6082
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    Securities Act File Number:    33-34154
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4.  Last day of the fiscal year for which this notice is filed:

                               DECEMBER 31, 1995
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5.  Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purpose of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24F-2 declaration:
                                                      [   ]

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6.  Date of termination of issuer's declaration under rule 24F-2(a)(1). If applicable:

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7.  Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24F-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                                                 0

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8.  Number and amount of securities registered during the fiscal year other than pursuant to rule 24F-2:

                                                                 0
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9.  Number and aggregate sale price of securities sold during the fiscal year:

                                 Shares               340,400,719.00
                                 Price               $377,289,509.20
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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24F-2:

                             Shares                      340,400,719.00
                             Price                      $377,289,509.20
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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

                             Shares                        2,540,466.42
                             Price                       $12,641,459.75
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12. Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the
        fiscal year in reliance on rule 24F-2:                  $377,289,509.20
                                                                ---------------

   (ii) Aggregate price of shares issued in connection with
        dividend reinvestment plans:                            $ 12,641,459.75
                                                                ---------------

  (iii) Aggregate price of shares redeemed or repurchased
        during the fiscal year:                                 $346,214,298.64
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   (iv) Aggregate price of shares redeemed or repurchased
        and previously applied as a reduction to filing fees
        pursuant to rule 24F-2:                                 $          0.00
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    (v) Net aggregate price of securities sold and issued
        during the fiscal year in reliance on rule 24F-2:       $ 43,716,670.31
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  (vi)  Multiplier prescribed by Section 6(b) of the Securities
        Act of 1933 or other applicable law or registration:              /2900
                                                                ---------------

  (vii) Fee Due:                                                $     15,074.71
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13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures.
                                                                    [ X ]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                                         02/26/96
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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ James E. White
                                 -----------------------------------------

                                 James E. White, Secretary
                                 -----------------------------------------

Date February 27, 1996
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* Please print the name and title of the signing officer below the signature.
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                               BAKER & HOSTETLER
                        65 East State Street, Suite 2100
                              Columbus, Ohio 43215
                                 (614) 228-1541

                               February 27, 1996

The Riverfront Funds, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

   Subject: THE RIVERFRONT FUNDS, INC.
            RULE 24F-2 NOTICE DATED FEBRUARY 27, 1996

Ladies and Gentlemen:

     In connection with the registration by The Riverfront Funds, Inc. (the "Company") under the Securities Act of 1933, as amended, of an indefinite number of shares of capital stock, $.001 par value, it is our opinion that the 340,400,719 shares of capital stock, $.001 par value, of the Company made definite by the above-captioned Notice were legally issued, fully paid and non-assessable, assuming that such shares of capital stock were paid for and issued as described in and for the consideration described in the Company's Registration Statements on Form N-14 (with respect to The Riverfront U.S. Government Securities Money Market Fund and The Riverfront Income Equity Fund
only) and on Form N-1A, as the same may be amended from time to time.

                                       Very truly yours,


                                       BAKER & HOSTETLER